SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2012
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended March 31, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$293,559	$153,844	$47,105	$11,713	$8,613	$72,284
Europe	75,079	26,030	7,395	—	1,064	40,590
Latin America	104,296	35,161	10,053	—	5,744	53,338
Exploration	—	—	—	11,395	96	(11,491)

	$472,934	$215,035	$64,553	$23,108	$15,517	$154,721

Segment income						$154,721
Corporate and Other:
Interest and sundry income						269
Gain on derivative financial instruments						895
General and administrative						(33,928)
Interest expense						(14,447)

Income before income and mining taxes						$107,510

Three Months Ended March 31, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$277,571	$139,160	$47,101	$—	$10,305	$81,005
Europe	56,331	28,500	7,268	—	3,863	16,700
Latin America	78,166	30,907	7,560	—	(103)	39,802
Exploration	—	—	—	16,978	—	(16,978)

	$412,068	$198,567	$61,929	$16,978	$14,065	$120,529

Segment income						$120,529
Corporate and Other:
Interest and sundry income						248
Gain on sale of available-for-sale securities						4,394
Gain on derivative financial instruments						1,351
General and administrative						(35,152)
Interest expense						(14,008)

Income before income and mining taxes						$77,362

Segment assets by geographical area

	Total Assets as at
	March 31, 2012	December 31, 2011
Canada	$3,493,891	$3,205,158
Europe	809,470	771,714
Latin America	655,040	1,020,078
Exploration	40,022	37,312

	$4,998,423	$5,034,262